Income Taxes - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current provision federal	$ 0	$ 0	$ 0
Current provision state	170	163	254
Total current	170	163	254
Deferred provision federal	0	0	0
Deferred provision state	0	0	0
Total deferred	0	0	0
Total income tax expense	$ 170	$ 163	$ 254